Other financial instruments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ (21,833)	$ (46,100)
Changes in fair value	2,268	24,267
Deliveries of copper concentrates
Balance at the end of the year	(19,565)	(21,833)
Notional [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	30,810	30,810
Changes in fair value
Deliveries of copper concentrates	(3,248)
Balance at the end of the year	$ 27,562	$ 30,810